Expense Example - Salient Tactical Plus Fund	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 822
Expense Example, with Redemption, 3 Years	1,200
Expense Example, with Redemption, 5 Years	1,703
Expense Example, with Redemption, 10 Years	3,079
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	357
Expense Example, with Redemption, 3 Years	912
Expense Example, with Redemption, 5 Years	1,592
Expense Example, with Redemption, 10 Years	3,402
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	157
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,094
Expense Example, with Redemption, 10 Years	2,422
Class F
Expense Example:
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	$ 2,397